Net Loss Per Share - Schedule of Outstanding Potentially Dilutive Shares were Excluded from Calculation of Diluted Net Loss Per Share (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share	5,823	5,106	4,395
Performance Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share	264	197	47
Shares Committed under ESPP
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share	674	318	90
Stock Options to Purchase Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share	1,385	1,935	2,602
Restricted Stock Units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share	3,437	2,593	1,593
Warrant to Purchase Common Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti-dilutive shares excluded from calculation of diluted net loss per share	63	63	63